SCHEDULE OF RESTATEMENT (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2022	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total current assets		$ 537,814	$ 627,368	$ 511,158
Total assets		1,828,327	1,831,292	1,686,541
Total current liabilities		544,068	431,872	435,872
Total liabilities		1,025,979	1,010,258	826,598
Total shareholders' equity		802,348	821,034	859,943		$ 835,157
Revenues		909,517	876,729	834,152
Cost of services		(844,039)	(873,948)	(756,245)
Selling, general and administrative expenses (excluding Amortization)		(47,530)	(28,071)	(26,812)
Selling, general and administrative expenses (excluding Amortization)		47,530	28,071	26,812
Gain/(loss) on Private Warrant Liability				557
(Loss) / Income before income tax		(29,801)	(60,579)	29,095
Income tax (expense) / benefit		6,619	3,989	12,540
Income tax (expense) / benefit		(6,619)	(3,989)	(12,540)
Net (loss) / income		$ (36,420)	$ (64,568)	$ 16,555
Basic earnings per share		$ (0.39)	$ (0.71)	$ 0.19
Diluted earnings per share		$ (0.39)	$ (0.71)	$ 0.18
Total comprehensive income, net of tax		$ (36,420)	$ (64,563)	$ 16,590
Retained earnings		(75,020)	(35,827)	28,741	$ 2,800
Net cash provided by operating activities		92,576	127,743	134,453
Common stock and additional paid in capital [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total shareholders' equity		$ 877,299	$ 856,792	831,146		$ 822,942
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total current assets				515,217
Total assets				1,687,054
Total current liabilities				359,366
Total liabilities				742,636
Total shareholders' equity				944,418
Revenues				834,146
Cost of services				(678,720)
Selling, general and administrative expenses (excluding Amortization)				(72,077)
Selling, general and administrative expenses (excluding Amortization)				72,077
Gain/(loss) on Private Warrant Liability
(Loss) / Income before income tax				60,792
Income tax (expense) / benefit				(10,705)
Income tax (expense) / benefit				10,705
Net (loss) / income				$ 50,087
Basic earnings per share				$ 0.56
Diluted earnings per share				$ 0.56
Total comprehensive income, net of tax				$ 50,122
Retained earnings				117,748
Net cash provided by operating activities				133,471
Previously Reported [Member] | Common stock and additional paid in capital [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total shareholders' equity				826,614
Revision of Prior Period, Error Correction, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets	$ 3,197
Total current liabilities	53,583			22,923
Total liabilities	53,583			30,379
Total shareholders' equity	(50,386)			(34,089)
Revenues				6
Cost of services				(32,260)
Selling, general and administrative expenses (excluding Amortization)
Selling, general and administrative expenses (excluding Amortization)
Gain/(loss) on Private Warrant Liability
(Loss) / Income before income tax				(32,254)
Income tax (expense) / benefit				(1,835)
Income tax (expense) / benefit				1,835
Net (loss) / income				$ (34,089)
Basic earnings per share				$ (0.38)
Diluted earnings per share				$ (0.38)
Total comprehensive income, net of tax				$ (34,089)
Retained earnings	(50,386)			(34,089)
Net cash provided by operating activities				982
Revision of Prior Period, Error Correction, Adjustment [Member] | Common stock and additional paid in capital [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total shareholders' equity
Revision of Prior Period, Error Correction, Adjustment [Member] | Private Warrant [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total current assets
Total current liabilities
Total liabilities
Total shareholders' equity
Revenues
Cost of services
Selling, general and administrative expenses (excluding Amortization)
Selling, general and administrative expenses (excluding Amortization)
Gain/(loss) on Private Warrant Liability				557
(Loss) / Income before income tax				557
Income tax (expense) / benefit
Income tax (expense) / benefit
Net (loss) / income				$ 557
Basic earnings per share				$ 0.01
Diluted earnings per share
Total comprehensive income, net of tax				$ 557
Retained earnings				(4,532)
Net cash provided by operating activities
Revision of Prior Period, Error Correction, Adjustment [Member] | Private Warrant [Member] | Common stock and additional paid in capital [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total shareholders' equity				4,532
Revision of Prior Period, Reclassification, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total current assets	$ (4,220)			161
Total assets				(3,710)
Total shareholders' equity				(34,089)
Correction of Classification Errors in Selling General and Administrative Expenses (Excluding Amortization) [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total current assets
Total assets
Total current liabilities
Total liabilities
Total shareholders' equity
Revenues
Cost of services				(45,265)
Selling, general and administrative expenses (excluding Amortization)				(45,265)
Selling, general and administrative expenses (excluding Amortization)				45,265
Gain/(loss) on Private Warrant Liability
(Loss) / Income before income tax
Income tax (expense) / benefit
Income tax (expense) / benefit
Net (loss) / income
Basic earnings per share
Diluted earnings per share
Total comprehensive income, net of tax
Retained earnings
Net cash provided by operating activities
Correction of Classification Errors in Selling General and Administrative Expenses (Excluding Amortization) [Member] | Common stock and additional paid in capital [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total shareholders' equity
Revision of Prior Period, Adjustment [Member] | Private Warrant [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets